UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2021

QS

U.S. LARGE CAP

EQUITY FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2021

II	QS U.S. Large Cap Equity Fund

Performance review

For the six months ended May 31, 2021, Class IS shares of QS U.S. Large Cap Equity Fund returned 22.13%. The Fund’s unmanaged benchmark, the Russell 1000 Indexi, returned 16.88% for the same period. The Lipper Large-Cap Core Funds Category Averageii returned 17.08% over the same time frame.

Performance Snapshot as of May 31, 2021 (unaudited)
6 months
QS U.S. Large Cap Equity Fund:
Class FI	21.88%
Class I	22.08%
Class IS	22.13%
Russell 1000 Index	16.88%
Lipper Large-Cap Core Funds Category Average	17.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2021, the gross total annual fund operating expense ratios for Class FI, Class I and Class IS shares were 2.32%, 0.80% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or

QS U.S. Large Cap Equity Fund	III

Performance review (cont’d)

the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2021

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Fund will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Fund. Investments in REITs expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investments strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	QS U.S. Large Cap Equity Fund

i

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 673 funds in the Fund’s Lipper category, and excluding sales charge, if any.

QS U.S. Large Cap Equity Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2021 and November 30, 2020 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2020 and held for the six months ended May 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	21.88%	$1,000.00	$1,218.80	1.05%	$5.81	Class FI	5.00%	$1,000.00	$1,019.70	1.05%	$5.29
Class I	22.08	1,000.00	1,220.80	0.77	4.26	Class I	5.00	1,000.00	1,021.09	0.77	3.88
Class IS	22.13	1,000.00	1,221.30	0.70	3.88	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

[1]	For the six months ended May 31, 2021.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2021

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 10.7%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	22,987	$676,508
Liberty Global PLC, Class C Shares	125,000	3,402,500	*
Verizon Communications Inc.	11,466	647,714
Total Diversified Telecommunication Services		4,726,722
Entertainment — 2.0%
Activision Blizzard Inc.	40,000	3,890,000
Electronic Arts Inc.	43,965	6,283,917
Netflix Inc.	3,800	1,910,678	*
Take-Two Interactive Software Inc.	17,683	3,281,258	*
Total Entertainment		15,365,853
Interactive Media & Services — 7.6%
Alphabet Inc., Class A Shares	6,200	14,612,470	*
Alphabet Inc., Class C Shares	8,868	21,385,714	*
Facebook Inc., Class A Shares	70,500	23,175,465	*
Total Interactive Media & Services		59,173,649
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems Inc.	163,567	4,206,943
Total Communication Services		83,473,167
Consumer Discretionary — 11.2%
Automobiles — 1.9%
Ford Motor Co.	453,500	6,589,355	*
Harley-Davidson Inc.	50,000	2,423,500
Tesla Inc.	9,000	5,626,980	*
Total Automobiles		14,639,835
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill Inc.	1,900	2,606,762	*
MGM Resorts International	59,200	2,537,904
Total Hotels, Restaurants & Leisure		5,144,666
Household Durables — 1.6%
PulteGroup Inc.	132,500	7,657,175
Toll Brothers Inc.	76,800	5,010,432
Total Household Durables		12,667,607
Internet & Direct Marketing Retail — 3.2%
Amazon.com Inc.	7,800	25,139,946	*
Multiline Retail — 0.6%
Target Corp.	20,000	4,538,400
Specialty Retail — 2.0%
Dick’s Sporting Goods Inc.	49,000	4,778,970

See Notes to Financial Statements.

4	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Specialty Retail — continued
Home Depot Inc.	23,000	$7,334,930
TJX Cos. Inc.	56,000	3,782,240
Total Specialty Retail		15,896,140
Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.	6,500	2,180,360	*
NIKE Inc., Class B Shares	51,500	7,027,690
Total Textiles, Apparel & Luxury Goods		9,208,050
Total Consumer Discretionary		87,234,644
Consumer Staples — 5.5%
Beverages — 0.9%
Monster Beverage Corp.	74,269	7,001,339	*
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	16,300	6,165,801
Kroger Co.	162,682	6,015,980
Walmart Inc.	29,600	4,204,088
Total Food & Staples Retailing		16,385,869
Food Products — 1.0%
Hershey Co.	30,000	5,191,500
Ingredion Inc.	22,000	2,088,460
Total Food Products		7,279,960
Household Products — 0.6%
Procter & Gamble Co.	35,366	4,769,105
Personal Products — 0.3%
Nu Skin Enterprises Inc. , Class A Shares	40,000	2,406,400
Tobacco — 0.6%
Altria Group Inc.	35,000	1,722,700
Philip Morris International Inc.	30,000	2,892,900
Total Tobacco		4,615,600
Total Consumer Staples		42,458,273
Energy — 1.5%
Oil, Gas & Consumable Fuels — 1.5%
Devon Energy Corp.	140,000	3,718,400
Exxon Mobil Corp.	35,000	2,042,950
Valero Energy Corp.	75,029	6,032,332
Total Energy		11,793,682
Financials — 12.5%
Banks — 4.5%
Associated Banc-Corp.	128,024	2,943,272
Bank of America Corp.	50,000	2,119,500
Citizens Financial Group Inc.	97,500	4,865,250

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2021

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Banks — continued
JPMorgan Chase & Co.	34,138	$5,606,825
KeyCorp	310,000	7,142,400
Regions Financial Corp.	307,348	7,195,016
Zions Bancorp NA	91,377	5,288,901
Total Banks		35,161,164
Capital Markets — 1.2%
Ameriprise Financial Inc.	12,467	3,239,425
BGC Partners Inc., Class A Shares	1,050,000	6,195,000
Total Capital Markets		9,434,425
Consumer Finance — 2.4%
Ally Financial Inc.	62,200	3,402,962
Discover Financial Services	57,911	6,790,644
Synchrony Financial	175,061	8,299,642
Total Consumer Finance		18,493,248
Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B Shares	16,078	4,653,616	*
Insurance — 1.9%
Allstate Corp.	30,945	4,227,397
Everest Re Group Ltd.	15,000	3,899,400
Unum Group	84,000	2,601,480
White Mountains Insurance Group Ltd.	3,700	4,415,432
Total Insurance		15,143,709
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management Inc.	450,000	4,171,500
New Residential Investment Corp.	400,000	4,232,000
Total Mortgage Real Estate Investment Trusts (REITs)		8,403,500
Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp.	425,000	6,256,000
Total Financials		97,545,662
Health Care — 11.4%
Biotechnology — 3.5%
Halozyme Therapeutics Inc.	50,000	2,070,500	*
Regeneron Pharmaceuticals Inc.	13,400	6,732,562	*
Sage Therapeutics Inc.	48,000	3,340,800	*
Seagen Inc.	20,500	3,184,675	*
United Therapeutics Corp.	28,000	5,205,200	*
Vertex Pharmaceuticals Inc.	32,600	6,801,338	*
Total Biotechnology		27,335,075
Health Care Equipment & Supplies — 1.5%
Haemonetics Corp.	22,988	1,297,903	*

See Notes to Financial Statements.

6	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Quidel Corp.	27,400	$3,236,214	*
West Pharmaceutical Services Inc.	19,900	6,915,449
Total Health Care Equipment & Supplies		11,449,566
Health Care Providers & Services — 3.4%
Chemed Corp.	4,500	2,211,030
Humana Inc.	13,000	5,690,100
Molina Healthcare Inc.	26,000	6,535,360	*
UnitedHealth Group Inc.	29,500	12,151,640
Total Health Care Providers & Services		26,588,130
Health Care Technology — 0.7%
Veeva Systems Inc., Class A Shares	17,683	5,151,765	*
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories Inc., Class A Shares	6,600	3,975,642	*
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	45,000	2,957,400
Eli Lilly & Co.	8,753	1,748,324
Johnson & Johnson	42,000	7,108,500
Pfizer Inc.	60,000	2,323,800
Total Pharmaceuticals		14,138,024
Total Health Care		88,638,202
Industrials — 8.8%
Aerospace & Defense — 1.0%
Huntington Ingalls Industries Inc.	8,000	1,729,680
Lockheed Martin Corp.	16,091	6,149,980
Total Aerospace & Defense		7,879,660
Air Freight & Logistics — 0.4%
FedEx Corp.	9,000	2,833,290
Building Products — 1.1%
Allegion PLC	15,000	2,107,200
AO Smith Corp.	25,000	1,776,750
Trane Technologies PLC	24,000	4,473,600
Total Building Products		8,357,550
Commercial Services & Supplies — 0.3%
CoreCivic Inc.	310,000	2,427,300	*
Electrical Equipment — 1.1%
Emerson Electric Co.	30,000	2,870,700
GrafTech International Ltd.	235,000	3,120,800
Regal Beloit Corp.	15,000	2,133,450
Total Electrical Equipment		8,124,950

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2021

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Industrial Conglomerates — 0.7%
Carlisle Cos. Inc.	30,000	$5,769,600
Machinery — 1.5%
Cummins Inc.	27,500	7,075,200
Parker-Hannifin Corp.	15,030	4,631,495
Total Machinery		11,706,695
Professional Services — 1.6%
Exponent Inc.	59,000	5,382,570
FTI Consulting Inc.	36,000	4,951,800	*
ManpowerGroup Inc.	19,400	2,347,206
Total Professional Services		12,681,576
Road & Rail — 1.1%
Kansas City Southern	19,000	5,655,920
Old Dominion Freight Line Inc.	10,500	2,787,225
Total Road & Rail		8,443,145
Total Industrials		68,223,766
Information Technology — 27.3%
Communications Equipment — 1.3%
Cisco Systems Inc.	190,091	10,055,814
Electronic Equipment, Instruments & Components — 0.3%
Avnet Inc.	50,000	2,203,000
IT Services — 3.3%
Accenture PLC, Class A Shares	24,700	6,969,352
Alliance Data Systems Corp.	13,000	1,573,650
Mastercard Inc., Class A Shares	11,800	4,254,844
PayPal Holdings Inc.	40,000	10,400,800	*
Visa Inc., Class A Shares	12,378	2,813,519
Total IT Services		26,012,165
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.	40,000	3,203,200	*
Applied Materials Inc.	60,000	8,287,800
Intel Corp.	85,000	4,855,200
Lam Research Corp.	12,000	7,798,200
NVIDIA Corp.	15,000	9,746,700
Texas Instruments Inc.	51,900	9,851,658
Total Semiconductors & Semiconductor Equipment		43,742,758
Software — 10.7%
Adobe Inc.	20,000	10,091,600	*
Crowdstrike Holdings Inc., Class A Shares	30,000	6,664,500	*
Dropbox Inc., Class A Shares	211,983	5,797,735	*
Fortinet Inc.	33,500	7,321,090	*

See Notes to Financial Statements.

8	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Software — continued
Manhattan Associates Inc.	20,300	$2,760,394	*
Microsoft Corp.	160,500	40,073,640
Qualys Inc.	26,525	2,564,437	*
Trade Desk Inc., Class A Shares	5,000	2,940,700	*
Zoom Video Communications Inc., Class A Shares	15,400	5,105,562	*
Total Software		83,319,658
Technology Hardware, Storage & Peripherals — 6.1%
Apple Inc.	368,400	45,906,324
Xerox Holdings Corp.	55,000	1,289,750
Total Technology Hardware, Storage & Peripherals		47,196,074
Total Information Technology		212,529,469
Materials — 3.8%
Chemicals — 1.5%
CF Industries Holdings Inc.	45,000	2,392,650
Eastman Chemical Co.	27,900	3,498,660
Huntsman Corp.	192,000	5,448,960
Total Chemicals		11,340,270
Containers & Packaging — 0.7%
International Paper Co.	91,066	5,746,264
Metals & Mining — 1.6%
Newmont Corp.	74,500	5,474,260
Steel Dynamics Inc.	118,000	7,366,740
Total Metals & Mining		12,841,000
Total Materials		29,927,534
Real Estate — 4.3%
Equity Real Estate Investment Trusts (REITs) — 3.0%
Gaming and Leisure Properties Inc.	41,766	1,936,272
Iron Mountain Inc.	161,500	7,031,710
Lamar Advertising Co., Class A Shares	54,994	5,764,471
Life Storage Inc.	27,000	2,684,880
Medical Properties Trust Inc.	200,000	4,234,000
Weyerhaeuser Co.	52,000	1,973,920
Total Equity Real Estate Investment Trusts (REITs)		23,625,253
Real Estate Management & Development — 1.3%
CBRE Group Inc., Class A Shares	60,000	5,266,800	*
Jones Lang LaSalle Inc.	22,100	4,469,725	*
Total Real Estate Management & Development		9,736,525
Total Real Estate		33,361,778

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2021

QS U.S. Large Cap Equity Fund

Security		Shares	Value
Utilities — 2.7%
Electric Utilities — 1.1%
IDACORP Inc.		26,525	$2,598,124
OGE Energy Corp.		70,732	2,440,254
Portland General Electric Co.		82,000	3,931,080
Total Electric Utilities			8,969,458
Gas Utilities — 0.5%
National Fuel Gas Co.		77,000	3,995,530
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.		182,000	4,624,620
Vistra Corp.		230,000	3,719,100
Total Independent Power and Renewable Electricity Producers			8,343,720
Total Utilities			21,308,708
Total Investments before Short-Term Investments (Cost — $453,729,351)			776,494,885
Rate
Short-Term Investments — 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,430,518)	0.010%	1,430,518	1,430,518
Total Investments — 99.9% (Cost — $455,159,869)			777,925,403
Other Assets in Excess of Liabilities — 0.1%			1,129,312
Total Net Assets — 100.0%			$779,054,715

* Non-income producing security.

See Notes to Financial Statements.

10	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2021

Assets:
Investments, at value (Cost — $455,159,869)	$777,925,403
Receivable for securities sold	7,806,004
Dividends and interest receivable	754,188
Receivable for Fund shares sold	40,172
Prepaid expenses	34,392
Total Assets	786,560,159

Liabilities:
Payable for securities purchased	6,942,226
Investment management fee payable	434,429
Payable for Fund shares repurchased	78,994
Trustees’ fees payable	6,838
Service and/or distribution fees payable	24
Accrued expenses	42,933
Total Liabilities	7,505,444
Total Net Assets	$779,054,715

Net Assets:
Par value (Note 7)	$333
Paid-in capital in excess of par value	374,721,102
Total distributable earnings (loss)	404,333,280
Total Net Assets	$779,054,715

Net Assets:
Class FI	$112,855
Class I	$76,184
Class IS	$778,865,676

Shares Outstanding:
Class FI	4,800
Class I	3,256
Class IS	33,267,007

Net Asset Value:
Class FI (and redemption price)	$23.51
Class I (and redemption price)	$23.40
Class IS (and redemption price)	$23.41

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended May 31, 2021

Investment Income:
Dividends	$3,859,247
Interest	377
Total Investment Income	3,859,624

Expenses:
Investment management fee (Note 2)	2,629,935
Fund accounting fees	36,842
Legal fees	32,981
Registration fees	28,286
Audit and tax fees	19,884
Trustees’ fees	19,008
Shareholder reports	6,366
Insurance	4,129
Custody fees	2,586
Transfer agent fees (Note 5)	1,825
Service and/or distribution fees (Notes 2 and 5)	128
Interest expense	8
Miscellaneous expenses	4,239
Total Expenses	2,786,217
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(156,071)
Net Expenses	2,630,146
Net Investment Income	1,229,478

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	79,211,705
Futures contracts	1,181,894
Net Realized Gain	80,393,599
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	67,813,471
Futures contracts	(208,376)
Change in Net Unrealized Appreciation (Depreciation)	67,605,095
Net Gain on Investments and Futures Contracts	147,998,694
Increase in Net Assets From Operations	$149,228,172

See Notes to Financial Statements.

12	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2021 (unaudited) and the Year Ended November 30, 2020	2021	2020

Operations:
Net investment income	$1,229,478	$8,119,293
Net realized gain	80,393,599	14,174,521
Change in net unrealized appreciation (depreciation)	67,605,095	59,796,144
Increase in Net Assets From Operations	149,228,172	82,089,958

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,417,006)	(70,808,912)
Decrease in Net Assets From Distributions to Shareholders	(20,417,006)	(70,808,912)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	24,130,563	68,958,156
Reinvestment of distributions	20,416,143	70,808,912
Cost of shares repurchased	(79,941,753)	(327,987,528)
Decrease in Net Assets From Fund Share Transactions	(35,395,047)	(188,220,460)
Increase (Decrease) in Net Assets	93,416,119	(176,939,414)

Net Assets:
Beginning of period	685,638,596	862,578,010
End of period	$779,054,715	$685,638,596

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class FI Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$19.80		$18.93	$19.84	$20.48	$16.79	$16.94

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	0.12	0.14	0.23	0.18	0.15
Net realized and unrealized gain	4.24		2.27	1.48	0.49	3.75	0.49
Total income (loss) from operations	4.24		2.39	1.62	0.72	3.93	0.64

Less distributions from:
Net investment income	(0.15)		(0.15)	(0.23)	(0.24)	(0.24)	—
Net realized gains	(0.38)		(1.37)	(2.30)	(1.12)	—	(0.79)
Total distributions	(0.53)		(1.52)	(2.53)	(1.36)	(0.24)	(0.79)

Net asset value, end of period	$23.51		$19.80	$18.93	$19.84	$20.48	$16.79
Total return[4]	21.88%		13.62%	11.04%[5]	3.62%	23.71%	4.08%

Net assets, end of period (000s)	$113		$93	$60	$50	$24	$38

Ratios to average net assets:
Gross expenses	3.58%[6]		2.32%	1.36%	0.82%	1.21%	1.32%
Net expenses[7,8]	1.05	[6]	1.05	1.05	0.78	1.05	1.05
Net investment income (loss)	(0.03)	[6]	0.71	0.81	1.15	0.97	0.98

Portfolio turnover rate	26%		42%	54%[9]	40%	22%[9]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 10.98% for the year ended November 30, 2019.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$19.72	$18.84	$19.73	$20.40	$16.67	$16.96

Income from operations:
Net investment income	0.03	0.18	0.20	0.24	0.24	0.22
Net realized and unrealized gain	4.22	2.25	1.46	0.50	3.73	0.46
Total income from operations	4.25	2.43	1.66	0.74	3.97	0.68

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.25)	(0.29)	(0.24)	(0.18)
Net realized gains	(0.38)	(1.37)	(2.30)	(1.12)	—	(0.79)
Total distributions	(0.57)	(1.55)	(2.55)	(1.41)	(0.24)	(0.97)

Net asset value, end of period	$23.40	$19.72	$18.84	$19.73	$20.40	$16.67
Total return[3]	22.08%	13.96%	11.33%[4]	3.74%	24.09%	4.42%

Net assets, end of period (000s)	$76	$63	$55	$15,607	$12,691	$8,485

Ratios to average net assets:
Gross expenses	0.81%[5]	0.80%	0.74%	0.74%	0.79%	0.80%
Net expenses[6,7]	0.77 [5]	0.76	0.70	0.70	0.70	0.71
Net investment income	0.26 [5]	1.03	1.14	1.22	1.34	1.40

Portfolio turnover rate	26%	42%	54%[8]	40%	22%[8]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 9.73% for the year ended November 30, 2019.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2021[2]		2020	2019		2018	2017	2016

Net asset value, beginning of period	$19.73		$18.87	$19.74		$20.41	$16.67	$16.97

Income from operations:
Net investment income	0.04		0.19	0.21		0.24	0.24	0.22
Net realized and unrealized gain	4.22		2.25	1.47		0.50	3.74	0.45
Total income from operations	4.26		2.44	1.68		0.74	3.98	0.67

Less distributions from:
Net investment income	(0.20)		(0.21)	(0.25)		(0.29)	(0.24)	(0.18)
Net realized gains	(0.38)		(1.37)	(2.30)		(1.12)	—	(0.79)
Total distributions	(0.58)		(1.58)	(2.55)		(1.41)	(0.24)	(0.97)

Net asset value, end of period	$23.41		$19.73	$18.87		$19.74	$20.41	$16.67
Total return[3]	22.13%		13.98%	11.44	%4	3.74%	24.15%	4.35%

Net assets, end of period (millions)	$779		$685	$862		$660	$684	$773

Ratios to average net assets:
Gross expenses	0.74	%5	0.74%	0.74%		0.74%	0.79%	0.79%
Net expenses[6,7]	0.70	[5]	0.70	0.70		0.70	0.70	0.69
Net investment income	0.33	[5]	1.11	1.18		1.21	1.33	1.39

Portfolio turnover rate	26%		42%	54	%8	40%	22%[8]	25%
[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended November 30, 2019.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$776,494,885	—	—	$776,494,885
Short-Term Investments†	1,430,518	—	—	1,430,518
Total Investments	$777,925,403	—	—	$777,925,403

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

20	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

22	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended May 31, 2021, fees waived and/or expenses reimbursed amounted to $156,071.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS is renamed Franklin Distributors LLC.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of May 31, 2021, Franklin Resources and its affiliates owned 99.99% of the Fund.

3. Investments

During the six months ended May 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$189,092,678
Sales	238,724,468

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

At May 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$455,159,869	$334,918,294	$(12,152,760)	$322,765,534

4. Derivative instruments and hedging activities

At May 31, 2021, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,181,894

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(208,376)

During the six months ended May 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$4,647,011

† At May 31, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

24	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

For the six months ended May 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$128	$1,328
Class I	—	24
Class IS	—	473
Total	$128	$1,825

For the six months ended May 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$1,297
Class I	14
Class IS	154,760
Total	$156,071

6. Distributions to shareholders by class

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
Net Investment Income:
Class FI	$681	$472
Class I	608	541
Class IS	6,998,744	9,499,012
Total	$7,000,033	$9,500,025
Net Realized Gains:
Class FI	$1,799	$4,472
Class I	1,229	4,050
Class IS	13,413,945	61,300,365
Total	$13,416,973	$61,308,887

7. Shares of beneficial interest

At May 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Shares	Amount	Shares	Amount
Class FI
Shares sold	198	$4,235	2,038	$34,630
Shares issued on reinvestment	111	2,225	279	4,944
Shares repurchased	(184)	(3,787)	(788)	(13,473)
Net increase	125	$2,673	1,529	$26,101
Class I
Shares sold	—	—	—	—
Shares issued on reinvestment	62	$1,229	260	$4,591
Shares repurchased	—	—	—	—
Net increase	62	$1,229	260	$4,591
Class IS
Shares sold	1,143,527	$24,126,328	4,383,914	$68,923,526
Shares issued on reinvestment	1,022,680	20,412,689	4,012,222	70,799,377
Shares repurchased	(3,637,256)	(79,937,966)	(19,370,387)	(327,974,055)
Net decrease	(1,471,049)	$(35,398,949)	(10,974,251)	$(188,251,152)

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

26	QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report

10. Subsequent events

On July 6, 2021, the Fund announced that effective August 7, 2021, QS Investors, LLC (“QS Investors”), an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers will replace QS Investors as the subadviser and the Fund will be renamed Franklin U.S. Large Cap Equity Fund. The merger will not change the manner in which the Fund’s portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser.

*  *  *

Subsequent to the period ended May 31, 2021, shareholder redemptions from Class IS shares exceeded 50% of Class IS net assets as of May 31, 2021.

QS U.S. Large Cap Equity Fund 2021 Semi-Annual Report	27

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust.

Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustees	For	Withheld
Paul R. Ades	34,818,031,380	864,701,681
Andrew L. Breech	34,891,912,353	790,820,707
Althea L. Duersten	34,730,529,034	952,204,027
Stephen R. Gross	34,874,507,049	808,226,012
Susan M. Heilbron	34,856,171,717	826,561,344
Howard J. Johnson	34,814,514,173	868,218,888
Arnold L. Lehman	34,848,857,750	833,875,311
Robin J.W. Masters	34,921,642,190	761,090,871
Jerome H. Miller	34,813,954,150	868,778,910
Ken Miller	34,616,366,023	1,066,367,039
G. Peter O’Brien	34,889,564,576	793,168,485
Thomas F. Schlafly	34,849,538,606	833,194,455
Jane E. Trust	34,981,181,494	701,551,567

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

28	QS U.S. Large Cap Equity Fund

QS

U.S. Large Cap Equity Fund

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J.W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS U.S. Large Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/21 SR21-4177

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 20, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 20, 2021